EQUITY METHOD INVESTMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD INVESTMENT

NOTE 10 – EQUITY METHOD INVESTMENT

In May 2021, the Company acquired a 25% investment in Rancho Costa Verde Development, LLC (“RCV”) in exchange for 3,000,000 shares of the Company’s common stock at a determined fair value of $0.86 per share and $100,000 in cash for total consideration of $2,680,000. The fair value of the non-monetary exchange was determined based on a valuation report obtained from an independent third-party valuation firm. The fair value of the Company’s common stock was determined based on weighted combination of market approach and asset approach. The market approach estimates fair value based on a weighted average between the listed price of the Company’s common shares and the Company’s recent private transaction adjusted for a lack of marketability discount.

The investment has been accounted for under the equity method. It was determined that the Company does not have the power to direct the activities that most significantly impact RCV’s economic performance, and therefore, the Company is not the primary beneficiary of RCV and RCV has not been consolidated under the variable interest model.

The investment was initially recorded at cost, which was determined to be $2,680,000. The Company impaired the remaining balance of its equity-method investment for a total amount of $2,089,337 for the year ended December 31, 2022.

On January 3, 2023, the Company executed a securities purchase agreement with International Real Estate Development, LLC, for the purchase of the remaining seventy five percent (75%) of the issued and outstanding membership interest in Rancho Costa Verde Development, LLC (“RCVD”) for a total contractual consideration of $13,500,000.

The Company acquired a controlling financial interest and accounted for this transaction as a business combination under ASC 805 (refer to note 9). Upon the acquisition of such controlling interest, the Company remeasured the previously held equity method interest to fair value and recognize any difference between the fair value and the carrying value in its statement of operations.

NOTE 9 – EQUITY METHOD INVESTMENT

In May 2021, the Company acquired a 25% investment in Rancho Costa Verde Development, LLC (“RCVD”) in exchange for 3,000,000 shares of the Company’s common stock at a determined fair value of $0.86 per share and $100,000 in cash for total consideration of $2,680,000. The fair value of the non-monetary exchange was determined based on a valuation report obtained from an independent third-party valuation firm. The fair value of the Company’s common stock was determined based on a weighted combination of market approach and asset approach. The market approach estimates fair value based on a weighted average between the listed price of the Company’s common share and the Company’s recent private transaction adjusted for a lack of marketability discount.

The investment has been accounted for under the equity method. It was determined that the Company does not have the power to direct the activities that most significantly impact RCVD’s economic performance, and therefore, the Company is not the primary beneficiary of RCVD and RCVD was not consolidated under the variable interest model.

Rancho Costa Verde is a 1,100-acre master planned second home, retirement home, and vacation home real estate community located on the east coast of Baja California, Mexico. RCVD is a self-sustained solar powered green community that takes advantage of the advances in solar and other green technology.

The investment was recorded at cost, which was determined to be $2,680,000. A total of 3,000,000 shares of common stock were issued as of December 31, 2022 and 2021.

The following represents summarized financial information of RCVD for the years ended December 31, 2022 and 2021:

Income statement	2022	2021
Revenue	$2,804,430	$2,071,364
Cost of goods sold	1,492,184	587,520
Gross margin	1,312,246	1,483,844
Operating expenses	(2,342,539)	(1,510,881)
Interest expense	(659,680)	(645,642)
Net loss	$(1,689,973)	$(672,679)

Balance sheet
Current assets	$2,210,701	$2,204,129
Non-current assets	$4,599,757	$4,783,210
Current liabilities	$10,755,826	$1,026,660
Non-current liabilities	$5,822,234	$14,038,220

Based on its 25% equity investment, the Company has recorded a loss from equity investment of $422,493 and $168,170 for the years ended December 31, 2022 and 2021, respectively. The Company impaired the remaining balance of its equity-method investment for a total amount of $2,089,337 for the year ended December 31, 2022.